Employees' Retirement Benefits (Fair Values of Pension Plan Assets) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 97,309	¥ 98,981	¥ 98,840
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,217	340
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34,518	22,378
Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,738	7,205
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,120	5,865
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	153	121
Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,439	8,088
Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,124	5,635
Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	954	778
Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643	766
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,849	923
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	722	580
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,834	30,324
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,530	14,386
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,468	1,592
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,108	41,942
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,217	340
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34,321	22,036
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,950	5,816
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59	28
Level 1 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,437	8,087
Level 1 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,124	5,635
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,732	55,447
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	197	342
Level 2 | Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,738	7,205
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	170	49
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94	93
Level 2 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	954	778
Level 2 | Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643	766
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,849	923
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	722	580
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,834	30,324
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,530	14,386
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(1)	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,469	1,592
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 1,469	¥ 1,592